Intangible Assets (Details) - Schedule of intangible assets	Mar. 31, 2023 USD ($)
Schedule of Reconciliation of Basic Net Income Per Share [Abstract]
Gross Carrying Amount	$ 74,259,915
Accumulated Amortization	1,545,263
Net carrying amount	72,714,652
Patents [Member]
Schedule of Reconciliation of Basic Net Income Per Share [Abstract]
Gross Carrying Amount	30,905,261
Accumulated Amortization	1,545,263
Net carrying amount	29,359,998
Trademarks [Member]
Schedule of Reconciliation of Basic Net Income Per Share [Abstract]
Gross Carrying Amount	43,354,654
Accumulated Amortization
Net carrying amount	$ 43,354,654